Other Receivables and Prepayment and Other Payables and Accrued Liabilities	6 Months Ended
Jun. 30, 2026
Other Receivables and Prepayment and Other Payables and Accrued Liabilities [Abstract]
OTHER RECEIVABLES AND PREPAYMENT AND OTHER PAYABLES AND ACCRUED LIABILITIES
12	OTHER RECEIVABLES AND PREPAYMENT AND OTHER PAYABLES AND ACCRUED LIABILITIES

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
Other Receivables
Project deposits	1,476,069	3,051,362	748,341
Prepayment to suppliers	13,289,633	35,567,406	8,722,846
Other receivables	60,108	—	—
Other deposits	158,271	—	—
Other prepayments	2,445,802	1,745,119	427,987
Other current assets	711	713	176
	17,430,594	40,364,600	9,899,350

Included in the other current assets of the Group are commitment fee and deferred transaction costs of attributable to the convertible securities payable.

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
Other Payables
Accrued staff cost	464,136	513,488	125,932
Other payables and accrued expenses	6,406,695	3,572,558	876,164
Prepayment from customer	2,080,632	13,385,348	3,282,734
	8,951,463	17,471,394	4,284,830